Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary Of Detailed Information About Inventories
Inventories consisted of the following:

December 31,	2022	2021

Direct materials	$107,575	$83,943

Repair and distribution parts	136,876	54,156

Work-in-progress	98,297	31,298

Equipment	26,550	3,290

Total inventories	$369,298	$172,687

December 31,	2022	2021

Work-in-progress related to finance leases	$41,986	$36,169